Note 16 - Benefit Plans (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Note To Financial Statement Details Textual
Defined Contribution Plan, Minimum Age of Employee	18
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	90.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees Contribution	6.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Defined Contribution Plan, Cost	$ 0.7	$ 0.9	$ 0.9